EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS [abstract]
Wages and salaries	¥ 5,320,484	¥ 4,848,830	¥ 4,362,506
Provision for medical, housing scheme and other employee benefits (a)	1,296,392	1,220,708	1,114,918
Contributions to the defined contribution scheme (b)	829,539	772,682	741,923
Total employee benefits	¥ 7,446,415	¥ 6,842,220	¥ 6,219,347